CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2015
CONCENTRATION AND RISKS [Abstract]
CONCENTRATION AND RISKS

3. CONCENTRATION AND RISKS

(a) Credit risks

The Group holds its cash and bank deposits at Chinese financial institutions located inside the PRC with high credit ratings and good reputations and international financial institutions located outside the PRC with high credit ratings from internationally-recognized rating agencies and well-acknowledged in the worldwide. The Company manages its credit risks by diversity of deposit banks and strict consideration in selection of these institutions by taking into account their reputation, stability, ratings, reported cash reserve and etc.

Additionally, Chinese financial institutions are subject to a series of risk control regulation and PRC laws, which protect the third-party depositors' rights over their depository capital and related interests. The PRC bank regulatory authorities are empowered to take over the operation and management when any PRC bank faces a material credit crisis.

(b) Concentration of risks

Tianjin Yidatong Technology Development Co., Ltd. (“Yidatong”) accounted for 10% of the Group's total net revenues in 2013. No individual customer accounted for more than 10% of the Group's total net revenues in 2014 and 2015. The Company had no further business cooperation with Yidatong since July 2014. Only Apple Inc. accounts for 32% of the Group's cost of revenues in 2015.

Revenues from consumer mobile securities accounted for approximately 42%, 17% and 5% of the Group's total net revenues for the years ended December 31, 2013, 2014 and 2015, respectively. Revenues from mobile games accounted for approximately 11%, 14% and 18% of the Group's total net revenues for the years ended December 31, 2013, 2014 and 2015, respectively. Revenues from advertising services accounted for approximately 19%, 22% and 18%of the Group's total net revenues for the years ended December 31, 2013, 2014 and 2015, respectively. Revenues from enterprise mobility including hardware sales and software development accounted for approximately 27%, 45% and 47%of the Group's total net revenues for the years ended December 31, 2013, 2014 and 2015, respectively.

Revenue derived from the PRC account for approximately 73%, 87% and 91% of the Company's total net revenues for the years ended  December 31, 2013, 2014 and 2015, respectively.

(c) Foreign currency risk

The Group conducts its business in both the PRC and overseas. A majority of the Group's operating transactions are denominated in RMB and a significant portion of the Group's assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes based on the PRC central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China (“PBOC”). Remittances in currencies other than RMB by the companies in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.